Exhibit 99.1

World Omni Auto Receivables Trust 2014-A
Monthly Servicer Certificate
January 31, 2017

Dates Covered
Collections Period	01/01/17 - 01/31/17
Interest Accrual Period	01/17/17 - 02/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/16	207,771,529.42	17,028
Yield Supplement Overcollateralization Amount 12/31/16	2,619,178.32	0
Receivables Balance 12/31/16	210,390,707.74	17,028
Principal Payments	11,486,127.02	591
Defaulted Receivables	429,029.55	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/17	2,392,665.80	0
Pool Balance at 01/31/17	196,082,885.37	16,409

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	22.34%

Prepayment ABS Speed	1.37%

Overcollateralization Target Amount	8,823,729.84
Actual Overcollateralization	8,823,729.84

Weighted Average APR	3.63%
Weighted Average APR, Yield Adjusted	4.62%
Weighted Average Remaining Term	33.10

Delinquent Receivables:
Past Due 31-60 days	3,838,783.53	245
Past Due 61-90 days	1,470,667.20	90
Past Due 91-120 days	138,326.30	10
Past Due 121+ days	0.00	0
Total	5,447,777.03	345

Total 31+ Delinquent as % Ending Pool Balance	2.78%

Recoveries	289,198.26

Aggregate Net Losses/(Gains) - January 2017	139,831.29

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.80%
Prior Net Losses Ratio	1.32%
Second Prior Net Losses Ratio	0.61%
Third Prior Net Losses Ratio	1.16%
Four Month Average	0.97%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.33%

Flow of Funds	$ Amount

Collections	12,427,223.91
Advances	(4,119.75)
Investment Earnings on Cash Accounts	6,717.55
Servicing Fee	(175,325.59)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,254,496.12

Distributions of Available Funds
(1) Class A Interest	191,796.42
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	2,338,925.23
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,823,729.84
(7) Distribution to Certificateholders	873,329.63
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,254,496.12

Servicing Fee	175,325.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 01/17/17	198,421,810.60
Principal Paid	11,162,655.07
Note Balance @ 02/15/17	187,259,155.53

Class A-1
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-2
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-3
Note Balance @ 01/17/17	78,271,810.60
Principal Paid	11,162,655.07
Note Balance @ 02/15/17	67,109,155.53
Note Factor @ 02/15/17	26.1125119%

Class A-4
Note Balance @ 01/17/17	102,340,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	102,340,000.00
Note Factor @ 02/15/17	100.0000000%

Class B
Note Balance @ 01/17/17	17,810,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	17,810,000.00
Note Factor @ 02/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	218,511.42
Total Principal Paid	11,162,655.07
Total Paid	11,381,166.49

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	61,312.92
Principal Paid	11,162,655.07
Total Paid to A-3 Holders	11,223,967.99

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2573296
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.1456811
Total Distribution Amount	13.4030107

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2385717
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.4344555
Total A-3 Distribution Amount	43.6730272

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	209.53
Noteholders' Principal Distributable Amount	790.47

Account Balances	$ Amount

Advances
Balance as of 12/31/16	52,164.11
Balance as of 01/31/17	48,044.36
Change	(4,119.75)

Reserve Account
Balance as of 01/17/17	2,171,744.40
Investment Earnings	1,008.51
Investment Earnings Paid	(1,008.51)
Deposit/(Withdrawal)	-
Balance as of 02/15/17	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40